Operations Classified as Held for Sale - Balance Sheet Breakdown Of Asset Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	€ 358	€ 15,413
Liabilities associated with non-current assets and disposal groups held for sale	134	4,791
Telefónica Moviles El Salvador
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	253
Liabilities associated with non-current assets and disposal groups held for sale	134
Telefonica Colombia
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	57
Liabilities associated with non-current assets and disposal groups held for sale	0
Other assets
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	48	28
Liabilities associated with non-current assets and disposal groups held for sale	€ 0	0
Telefónica United Kingdom
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale		13,053
Liabilities associated with non-current assets and disposal groups held for sale		3,704
Telxius Towers
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale		1,912
Liabilities associated with non-current assets and disposal groups held for sale		866
Telefónica de Costa Rica
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale		420
Liabilities associated with non-current assets and disposal groups held for sale		€ 221